Intangible fixed assets	12 Months Ended
Sep. 30, 2024
Intangible fixed assets
Intangible fixed assets

10.    Intangible fixed assets

	Digital	Project
	Bills of	Development
	Exchange	Costs	SKA-PlatformTM	Website	Total
	$'000	$'000	$'000	$'000	$'000
Cost
At 1 October 2021	—	18,034	201	—	18,235
Additions	—	25,021	273	—	25,294
Foreign exchange on translation	—	(3,238)	—	—	(3,238)
At 30 September 2022	—	39,817	474	—	40,291
Additions	1,414	12,438	1,409	150	15,411
Impairment	—	(17,601)	—	—	(17,601)
Assets reclassified as held for sale	—	(38,677)	—	—	(38,677)
Foreign exchange on translation	—	4,079	—	—	4,079
At 30 September 2023	1,414	56	1,883	150	3,503
Additions	482	2,839	—	—	3,321
Impairment	(2,032)	(2,659)	—	—	(4,691)
Foreign exchange on translation	136	(34)	182	14	298
At 30 September 2024	—	202	2,065	164	2,431
Amortisation and impairment
At 1 October 2021	—	—	—	—	—
Charge	—	—	—	—	—
At 30 September 2022	—	—	—	—	—
Charge	—	—	(89)	—	(89)
At 30 September 2023	—	—	(89)	—	(89)
Charge	—	—	(284)	(91)	(375)
Foreign exchange on translation	—	—	(22)	(5)	(28)
At 30 September 2024	—	—	(396)	(96)	(492)
Net Book Value
At 30 September 2024	—	202	1,669	68	1,939
At 30 September 2023	1,414	56	1,794	150	3,414
At 30 September 2022	—	39,817	474	—	40,291

The Group’s intangible assets under development are internally generated and the Group has not yet begun amortisation of these finite useful economic life assets with the exception of the SKA-PlatformTM which has started to generate revenue and the Website which is now in use. Amortisation on intangible assets is calculated under the straight-line method over their estimated useful lives of between 3 – 10 years.

An impairment test was performed for the year ended September 30, 2024, which considered the value of existing contracts and forecasted revenues.  An impairment of $4.691 million (2023: $17.601 million) was deemed necessary for satellite division and digital bills of exchange development costs (2023: satellite). No impairment was deemed necessary for the other intangibles.